UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08876

Investment Company Act File Number

Senior Debt Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Senior Debt Portfolio

July 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 115.8%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 2.3%
Atlantic Aviation FBO Inc.
Term Loan, 3.25%, Maturing May 20, 2020		3,795	$3,813,998
Booz Allen Hamilton Inc.
Term Loan, 4.50%, Maturing July 31, 2019		14,639	14,712,572
DAE Aviation Holdings, Inc.
Term Loan, 6.25%, Maturing October 29, 2018		3,005	3,057,401
Term Loan, 6.25%, Maturing November 2, 2018		1,362	1,386,022
Ducommun Incorporated
Term Loan, 4.75%, Maturing June 27, 2017		1,204	1,223,879
Hawker Beechcraft Acquisition Company LLC
Term Loan, 5.75%, Maturing February 14, 2020		11,236	11,327,292
IAP Worldwide Services, Inc.
Term Loan, 10.00%, Maturing December 31, 2015(2)		5,004	3,002,548
Sequa Corporation
Term Loan, 5.25%, Maturing December 19, 2017		13,059	13,238,941
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019		48,260	48,340,494
TASC, Inc.
Term Loan, 4.50%, Maturing December 18, 2015		2,134	2,137,234
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020		43,238	43,565,560

			$145,805,941

Air Transport — 0.0%(3)
Evergreen International Aviation, Inc.
Term Loan, 5.00%, Maturing June 30, 2015(2)		316	$252,504

			$252,504

Automotive — 4.7%
Affinia Group Intermediate Holdings Inc.
Term Loan, 4.75%, Maturing April 27, 2020		13,725	$13,844,751
Allison Transmission, Inc.
Term Loan, 3.20%, Maturing August 7, 2017		7,218	7,252,732
Term Loan, 4.25%, Maturing August 23, 2019		22,242	22,470,169
Autoparts Holdings Limited
Term Loan, 6.50%, Maturing July 28, 2017		1,181	1,153,431
Chrysler Group LLC
Term Loan, 4.25%, Maturing May 24, 2017		37,654	38,326,218
Federal-Mogul Corporation
Term Loan, 2.14%, Maturing December 29, 2014		20,231	19,925,582
Term Loan, 2.14%, Maturing December 28, 2015		16,204	15,959,177
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019		39,075	39,489,937
HHI Holdings LLC
Term Loan, 5.00%, Maturing October 5, 2018		18,359	18,565,132
Metaldyne Company LLC
Term Loan, 5.00%, Maturing December 18, 2018		21,428	21,802,481
Term Loan, 6.50%, Maturing December 18, 2018	EUR	2,488	3,331,308

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Remy International, Inc.
Term Loan, 4.25%, Maturing March 5, 2020		2,380	$2,400,350
Schaeffler AG
Term Loan, Maturing April 22, 2016(4)	EUR	10,000	13,303,498
Term Loan, 4.25%, Maturing January 27, 2017		4,650	4,683,392
SRAM, LLC
Term Loan, 4.02%, Maturing April 10, 2020		20,307	20,294,275
Tomkins LLC
Term Loan, 3.75%, Maturing September 29, 2016		16,336	16,474,230
Tower Automotive Holdings USA, LLC
Term Loan, 5.75%, Maturing April 23, 2020		9,930	10,037,066
TriMas Corporation
Term Loan, 3.75%, Maturing October 10, 2019		3,697	3,715,548
UCI International, Inc.
Term Loan, 5.50%, Maturing July 26, 2017		948	954,101
Veyance Technologies, Inc.
Term Loan, 5.25%, Maturing September 8, 2017		24,383	24,419,466

			$298,402,844

Beverage and Tobacco — 0.6%
Constellation Brands, Inc.
Term Loan, 2.75%, Maturing June 5, 2020		5,550	$5,561,794
D.E Master Blenders 1753 N.V.
Term Loan, Maturing June 25, 2018(4)	EUR	22,975	30,591,531

			$36,153,325

Building and Development — 1.1%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020		14,925	$14,966,312
Armstrong World Industries, Inc.
Term Loan, 3.50%, Maturing March 16, 2020		4,464	4,491,693
Capital Automotive L.P.
Term Loan, 4.00%, Maturing April 10, 2019		3,720	3,756,058
Four Seasons Holdings Inc.
Term Loan, 4.25%, Maturing June 27, 2020		5,400	5,474,250
Preferred Proppants, LLC
Term Loan, 9.00%, Maturing December 15, 2016		6,361	5,454,262
RE/MAX International, Inc.
Term Loan, Maturing July 31, 2020(4)		7,825	7,854,344
Realogy Corporation
Term Loan, 3.20%, Maturing October 10, 2013		125	125,125
Term Loan, 4.45%, Maturing October 10, 2016		302	301,891
Term Loan, 4.50%, Maturing March 5, 2020		12,559	12,707,819
Summit Materials Companies I, LLC
Term Loan, 5.00%, Maturing January 30, 2019		4,587	4,614,222
The Woodlands Land Development Company L.P.
Term Loan, 5.12%, Maturing March 7, 2014		4,352	4,286,574
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017		2,506	2,518,593

			$66,551,143

Business Equipment and Services — 10.7%
Acosta, Inc.
Term Loan, 5.00%, Maturing March 2, 2018		19,700	$19,912,165
Advantage Sales & Marketing, Inc.
Term Loan, 4.25%, Maturing December 18, 2017		17,978	18,127,154
Affinion Group, Inc.
Term Loan, 6.50%, Maturing October 10, 2016		11,732	11,317,878

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Allied Security Holdings, LLC
Term Loan, 5.25%, Maturing February 3, 2017		2,857	$2,876,786
Altegrity, Inc.
Term Loan, 7.75%, Maturing February 20, 2015		1,510	1,511,549
Term Loan, 5.00%, Maturing February 21, 2015		16,970	16,630,408
Altisource Solutions S.a.r.l.
Term Loan, 5.75%, Maturing November 27, 2019		6,898	6,971,524
Audio Visual Services Group, Inc.
Term Loan, 6.75%, Maturing November 9, 2018		6,287	6,380,861
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020		14,258	14,288,063
BAR/BRI Review Courses, Inc.
Term Loan, 5.25%, Maturing June 16, 2017		4,475	4,491,776
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.25%, Maturing October 23, 2018		701	714,592
Term Loan, 6.25%, Maturing October 23, 2018		2,921	2,977,468
Brickman Group Holdings Inc.
Term Loan, 3.27%, Maturing October 14, 2016		5,975	6,027,704
Term Loan, 4.00%, Maturing September 28, 2018		7,537	7,580,466
Brock Holdings III, Inc.
Term Loan, 6.01%, Maturing March 16, 2017		2,797	2,822,848
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019		13,362	13,450,749
ClientLogic Corporation
Term Loan, 7.02%, Maturing January 30, 2017		3,293	3,265,405
Term Loan, 7.24%, Maturing January 30, 2017	GBP	3,341	4,776,928
Corporate Executive Board Company, The
Term Loan, 5.00%, Maturing July 2, 2019		2,040	2,044,849
CPM Acquisition Corp.
Term Loan, 6.25%, Maturing August 29, 2017		1,960	1,966,927
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019		16,035	16,081,762
DynCorp International LLC
Term Loan, 6.25%, Maturing July 7, 2016		1,767	1,792,018
Education Management LLC
Term Loan, Maturing June 1, 2015(4)		7,500	6,712,500
Term Loan, 4.31%, Maturing June 1, 2016		4,932	4,410,724
Term Loan, 8.25%, Maturing March 29, 2018		11,459	10,828,918
EIG Investors Corp.
Term Loan, 6.25%, Maturing November 8, 2019		18,713	18,877,201
Term Loan - Second Lien, 10.25%, Maturing May 8, 2020		3,350	3,370,937
Expert Global Solutions, Inc.
Term Loan, 8.50%, Maturing April 3, 2018		16,475	16,773,745
Garda World Security Corp.
Term Loan, 4.50%, Maturing November 13, 2019		6,069	6,116,473
Genesys Telecom Holdings, U.S., Inc.
Term Loan, 4.75%, Maturing January 21, 2020	EUR	998	1,313,754
Term Loan, 4.00%, Maturing February 7, 2020		8,627	8,651,998
Genpact International, Inc.
Term Loan, 3.50%, Maturing August 30, 2019		18,345	18,444,771
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 31, 2019		3,582	3,622,297
IMS Health Incorporated
Term Loan, 3.75%, Maturing September 1, 2017		24,541	24,721,639
Term Loan, 4.25%, Maturing September 1, 2017	EUR	16,275	21,786,516
ION Trading Technologies S.a.r.l.
Term Loan, 4.50%, Maturing May 22, 2020		17,905	17,983,334
Term Loan - Second Lien, 8.25%, Maturing May 21, 2021		5,800	5,823,565

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
ISS Holdings A/S
Term Loan, 4.21%, Maturing April 30, 2015	EUR	1,000	$1,340,025
Term Loan, 4.21%, Maturing April 30, 2015	EUR	7,143	9,571,606
Term Loan, 3.75%, Maturing April 30, 2018		9,400	9,424,966
Ista International GmbH
Term Loan, 4.14%, Maturing April 30, 2020	EUR	123	165,479
Term Loan, 4.14%, Maturing April 30, 2020	EUR	942	1,264,632
Term Loan, 4.14%, Maturing June 1, 2020	EUR	1,984	2,663,467
Jason Incorporated
Term Loan, 5.00%, Maturing February 28, 2019		7,792	7,811,703
KAR Auction Services, Inc.
Term Loan, 3.75%, Maturing May 19, 2017		12,794	12,938,262
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		27,739	27,964,760
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		6,675	6,929,484
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016		13,093	13,011,563
Mitchell International, Inc.
Term Loan, 3.81%, Maturing March 28, 2016		1,310	1,311,437
Term Loan - Second Lien, 5.56%, Maturing March 30, 2015		1,000	986,400
Monitronics International Inc.
Term Loan, 4.25%, Maturing March 23, 2018		17,396	17,577,707
National CineMedia, LLC
Term Loan, 2.94%, Maturing November 26, 2019		4,425	4,413,247
Polarpak Inc.
Term Loan, 4.50%, Maturing June 5, 2020		2,814	2,826,658
Term Loan, 5.50%, Maturing June 8, 2020		2,993	2,913,543
Quintiles Transnational Corp.
Term Loan, 4.50%, Maturing June 8, 2018		2,630	2,650,429
Term Loan, 4.50%, Maturing June 8, 2018		50,382	50,947,902
Sensus USA Inc.
Term Loan, 4.75%, Maturing May 9, 2017		1,906	1,886,269
ServiceMaster Company
Term Loan, 4.25%, Maturing January 31, 2017		14,495	14,449,436
Term Loan, 4.45%, Maturing January 31, 2017		11,949	11,942,937
SunGard Data Systems, Inc.
Term Loan, 3.94%, Maturing February 28, 2017		6,702	6,760,873
Term Loan, 4.50%, Maturing January 31, 2020		22,237	22,552,288
Term Loan, 4.00%, Maturing March 8, 2020		47,504	47,941,223
SymphonyIRI Group, Inc.
Term Loan, 4.50%, Maturing December 1, 2017		8,430	8,524,530
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		4,958	5,013,083
TransUnion, LLC
Term Loan, 4.25%, Maturing February 10, 2019		13,815	13,987,494
U.S. Security Holdings, Inc.
Term Loan, 6.00%, Maturing July 28, 2017		346	349,314
Term Loan, 6.00%, Maturing July 28, 2017		2,261	2,281,742
WASH Multifamily Laundry Systems, LLC
Term Loan, 5.25%, Maturing February 21, 2019		3,317	3,333,271
West Corporation
Term Loan, 3.75%, Maturing June 29, 2018		24,754	24,897,921

			$676,081,903

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Cable and Satellite Television — 5.7%
Atlantic Broadband Finance, LLC
Term Loan, 3.25%, Maturing December 2, 2019		4,022	$4,034,688
Bragg Communications Incorporated
Term Loan, 3.50%, Maturing February 28, 2018		2,284	2,296,089
Cequel Communications, LLC
Term Loan, 3.50%, Maturing February 14, 2019		30,317	30,477,444
Charter Communications Operating, LLC
Term Loan, 3.00%, Maturing July 1, 2020		15,625	15,598,641
Term Loan, 3.00%, Maturing January 4, 2021		16,137	16,101,836
Crown Media Holdings, Inc.
Term Loan, 4.00%, Maturing July 14, 2018		7,634	7,652,668
CSC Holdings, Inc.
Term Loan, 2.69%, Maturing April 17, 2020		21,400	21,255,101
Kabel Deutschland GMBH
Term Loan, 3.25%, Maturing February 1, 2019		11,236	11,234,735
Term Loan, 2.88%, Maturing April 17, 2020	EUR	4,500	5,987,646
Term Loan, 2.88%, Maturing June 30, 2020	EUR	3,000	3,991,879
Lavena Holding 3 GMBH
Term Loan, Maturing March 30, 2017(4)	EUR	25,229	33,396,096
MCC Iowa LLC
Term Loan, 1.91%, Maturing January 30, 2015		1,837	1,835,885
Media Holdco, LP
Term Loan, 7.25%, Maturing July 31, 2018		5,002	5,039,070
Mediacom Communications Corp
Term Loan, 3.25%, Maturing January 29, 2021		7,000	6,983,592
Mediacom Illinois, LLC
Term Loan, 1.66%, Maturing January 30, 2015		5,635	5,627,578
Term Loan, 4.50%, Maturing October 23, 2017		2,840	2,850,330
Sterling Entertainment Enterprises, LLC
Term Loan, 3.19%, Maturing December 28, 2017		11,100	10,902,420
UPC Financing Partnership
Term Loan, 4.00%, Maturing January 29, 2021		4,375	4,409,182
Term Loan, 3.88%, Maturing March 26, 2021	EUR	26,812	35,598,914
Term Loan, 3.25%, Maturing June 30, 2021		26,709	26,720,054
Virgin Media Investment Holdings Limited
Term Loan, 4.50%, Maturing June 5, 2020	GBP	12,450	19,069,776
Term Loan, 3.50%, Maturing June 8, 2020		60,475	60,504,391
WaveDivision Holdings, LLC
Term Loan, 4.00%, Maturing October 15, 2019		3,259	3,270,167
YPSO Holding SA
Term Loan, Maturing December 31, 2015(4)	EUR	1,672	2,214,957
Term Loan, Maturing December 31, 2015(4)	EUR	3,197	4,236,430
Term Loan, 4.88%, Maturing June 6, 2016	EUR	2,579	3,461,806
Term Loan, 4.88%, Maturing June 6, 2016	EUR	2,774	3,723,574
Term Loan, 4.88%, Maturing June 6, 2016	EUR	8,033	10,780,993

			$359,255,942

Chemicals and Plastics — 4.9%
AI Chem & Cy S.C.A.
Term Loan, 4.75%, Maturing August 31, 2019	EUR	1,775	$2,373,178
Term Loan, 4.50%, Maturing October 3, 2019		5,329	5,392,367
Term Loan, 4.50%, Maturing October 3, 2019		10,271	10,392,883
Arysta LifeScience Corporation
Term Loan, 4.50%, Maturing May 29, 2020		20,400	20,557,243

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Axalta Coating Systems US Holdings Inc.
Term Loan, 4.75%, Maturing February 3, 2020		39,880	$40,322,492
Term Loan, 5.25%, Maturing February 3, 2020	EUR	3,990	5,352,052
AZ Chem US Inc.
Term Loan, 5.25%, Maturing December 22, 2017		4,668	4,714,408
Chemtura Corporation
Term Loan, 5.50%, Maturing August 27, 2016		2,762	2,790,656
Eagle Spinco Inc.
Term Loan, 3.50%, Maturing January 27, 2017		1,986	2,010,876
Emerald Performance Materials, LLC
Term Loan, 6.75%, Maturing May 18, 2018		6,735	6,751,949
General Chemical Corporation
Term Loan, 5.00%, Maturing October 6, 2015		1,000	1,006,940
Huntsman International, LLC
Term Loan, 2.73%, Maturing April 19, 2017		3,467	3,481,735
Ineos Finance PLC
Term Loan, 4.25%, Maturing May 4, 2018	EUR	7,844	10,401,031
Ineos US Finance LLC
Term Loan, 4.00%, Maturing May 4, 2018		49,497	49,487,845
MacDermid, Inc.
Term Loan, 4.00%, Maturing June 5, 2020		17,280	17,409,600
Term Loan - Second Lien, 7.75%, Maturing December 7, 2020		2,200	2,233,000
OEP Pearl Dutch Acquisition B.V.
Term Loan, 6.50%, Maturing March 30, 2018		254	257,262
Omnova Solutions Inc.
Term Loan, 4.25%, Maturing May 31, 2018		7,228	7,300,238
OXEA Finance LLC
Term Loan, 4.25%, Maturing November 22, 2019		4,950	5,016,454
OXEA Finance S.à.r.l.
Term Loan, 4.50%, Maturing December 6, 2019	EUR	2,000	2,650,722
Term Loan - Second Lien, 8.25%, Maturing May 22, 2020		2,000	2,010,400
PQ Corporation
Term Loan, 4.50%, Maturing August 7, 2017		22,945	23,174,182
Schoeller Arca Systems Holding B.V.
Term Loan, 4.70%, Maturing December 18, 2014(2)	EUR	289	265,327
Term Loan, 4.70%, Maturing December 18, 2014(2)	EUR	824	756,494
Term Loan, 4.70%, Maturing December 18, 2014(2)	EUR	887	814,062
Sonneborn LLC
Term Loan, 6.50%, Maturing March 30, 2018		1,440	1,457,818
Taminco NV
Term Loan, 4.25%, Maturing February 15, 2019		3,950	3,994,589
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.50%, Maturing March 19, 2020		38,937	39,469,576
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017		36,469	36,081,059
WNA Holdings Inc.
Term Loan, 4.50%, Maturing June 5, 2020		1,529	1,535,468

			$309,461,906

Clothing/Textiles — 0.2%
Phillips-Van Heusen Corporation
Term Loan, 3.25%, Maturing February 13, 2020		6,404	$6,443,083
Wolverine Worldwide, Inc.
Term Loan, 4.50%, Maturing July 31, 2019		3,178	3,203,737

			$9,646,820

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Conglomerates — 1.0%
American Greetings Corporation
Term Loan, Maturing December 31, 2019(4)		9,100	$9,054,500
Financiere SPIE S.A.S.
Term Loan, 4.61%, Maturing August 30, 2018	EUR	7,500	10,050,380
RGIS Services, LLC
Term Loan, 4.53%, Maturing October 18, 2016		4,934	4,927,608
Term Loan, 5.50%, Maturing October 18, 2017		6,348	6,348,400
Spectrum Brands, Inc.
Term Loan, 4.51%, Maturing December 17, 2019		16,612	16,768,955
Term Loan, 5.09%, Maturing December 17, 2019	CAD	15,226	14,824,400

			$61,974,243

Containers and Glass Products — 1.9%
Berry Plastics Holding Corporation
Term Loan, 2.19%, Maturing April 3, 2015		17,439	$17,496,487
Term Loan, 3.50%, Maturing February 7, 2020		33,519	33,546,921
BWAY Corporation
Term Loan, 4.50%, Maturing August 7, 2017		15,796	15,953,581
Pact Group Pty Ltd.
Term Loan, 3.75%, Maturing May 29, 2020		17,950	17,961,219
Pelican Products, Inc.
Term Loan, 7.00%, Maturing July 11, 2018		6,189	6,212,571
Reynolds Group Holdings Inc.
Term Loan, 4.75%, Maturing September 28, 2018		18,250	18,490,339
Sealed Air Corporation
Term Loan, 4.00%, Maturing October 3, 2018		614	622,506
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018		7,014	7,036,069

			$117,319,693

Cosmetics/Toiletries — 0.6%
Bausch & Lomb, Inc.
Term Loan, 4.00%, Maturing May 17, 2019		17,220	$17,241,804
Prestige Brands, Inc.
Term Loan, 3.78%, Maturing January 31, 2019		991	1,003,052
Revlon, Inc.
Term Loan, 4.00%, Maturing November 20, 2017		2,225	2,251,885
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020		19,327	19,350,721

			$39,847,462

Drugs — 2.2%
Aptalis Pharma, Inc.
Term Loan, 5.50%, Maturing February 10, 2017		6,403	$6,451,205
Term Loan, 5.50%, Maturing February 10, 2017		12,312	12,381,136
Auxilium Pharmaceuticals, Inc.
Term Loan, 6.25%, Maturing April 26, 2017		4,672	4,704,309
Endo Health Solutions Inc.
Term Loan, 4.00%, Maturing June 18, 2018		229	229,593
Ikaria Acquisition Inc.
Term Loan, 7.25%, Maturing July 3, 2018		5,225	5,290,312
Term Loan - Second Lien, 11.00%, Maturing July 3, 2019		2,250	2,255,625
Par Pharmaceutical Companies, Inc.
Term Loan, 4.25%, Maturing September 30, 2019		10,290	10,338,646
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.50%, Maturing February 13, 2019		20,178	20,407,150

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Term Loan, 3.50%, Maturing December 11, 2019	23,892	$24,163,648
Term Loan, Maturing June 24, 2020(4)	39,750	40,331,344
Warner Chilcott Company, LLC
Term Loan, 4.25%, Maturing March 15, 2018	321	322,108
Warner Chilcott Corporation
Term Loan, 4.25%, Maturing March 15, 2018	2,285	2,291,408
Term Loan, 4.25%, Maturing March 15, 2018	5,250	5,263,680
WC Luxco S.a.r.l.
Term Loan, 4.25%, Maturing March 15, 2018	4,137	4,147,872

		$138,578,036

Ecological Services and Equipment — 0.6%
ADS Waste Holdings, Inc.
Term Loan, 4.25%, Maturing October 9, 2019	38,351	$38,670,680
Envirotest Systems Holding Corp.
Term Loan - Second Lien, 15.50%, Maturing March 31, 2017(2)	11	10,869
Progressive Waste Solutions Ltd.
Term Loan, 3.50%, Maturing October 24, 2019	2,289	2,313,889

		$40,995,438

Electronics/Electrical — 9.0%
Aeroflex Incorporated
Term Loan, 4.50%, Maturing November 9, 2019	14,581	$14,717,744
Aspect Software, Inc.
Term Loan, 7.00%, Maturing May 6, 2016	8,886	8,908,233
Attachmate Corporation
Term Loan, 7.25%, Maturing November 22, 2017	19,836	20,068,824
Blue Coat Systems, Inc.
Term Loan, 4.50%, Maturing May 31, 2019	11,497	11,540,258
Term Loan - Second Lien, 9.50%, Maturing June 19, 2020	10,000	10,075,000
Cinedigm Digital Funding I, LLC
Term Loan, 3.75%, Maturing April 29, 2016	1,187	1,191,095
CommScope, Inc.
Term Loan, 3.75%, Maturing January 12, 2018	13,284	13,387,303
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020	16,350	16,493,062
Dealer Computer Services, Inc.
Term Loan, 2.19%, Maturing April 21, 2016	7,894	7,910,659
Dell Inc.
Term Loan, Maturing February 28, 2014(4)	15,025	14,987,437
Term Loan - Second Lien, Maturing February 5, 2021(4)	9,375	9,351,562
DG FastChannel, Inc.
Term Loan, 7.25%, Maturing July 26, 2018	16,406	16,324,331
Eagle Parent, Inc.
Term Loan, 4.50%, Maturing May 16, 2018	14,350	14,461,227
Edwards (Cayman Islands II) Limited
Term Loan, 4.75%, Maturing March 26, 2020	14,901	15,007,947
Excelitas Technologies Corp.
Term Loan, 5.00%, Maturing November 23, 2016	5,882	5,911,024
Eze Castle Software Inc.
Term Loan, 4.75%, Maturing April 6, 2020	2,600	2,620,584
Term Loan - Second Lien, 8.75%, Maturing April 6, 2021	2,000	2,028,750
Freescale Semiconductor, Inc.
Term Loan, 5.00%, Maturing February 28, 2020	16,309	16,499,404
Go Daddy Operating Company, LLC
Term Loan, 4.25%, Maturing December 17, 2018	23,855	23,951,687

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Hyland Software, Inc.
Term Loan, 5.50%, Maturing October 25, 2019		1,542	$1,545,527
Infor (US), Inc.
Term Loan, 5.25%, Maturing April 5, 2018		39,381	39,818,292
Term Loan, 3.75%, Maturing May 29, 2020		3,275	3,273,363
Term Loan, 4.00%, Maturing June 1, 2020	EUR	4,000	5,308,096
Internet Brands, Inc.
Term Loan, 6.25%, Maturing March 15, 2019		7,107	7,138,281
Magic Newco LLC
Term Loan, 7.25%, Maturing December 12, 2018		12,842	12,992,401
Microsemi Corporation
Term Loan, 3.75%, Maturing February 19, 2020		7,304	7,383,535
NXP B.V.
Term Loan, 4.50%, Maturing March 3, 2017		11,804	12,025,128
Term Loan, 4.75%, Maturing January 11, 2020		16,388	16,742,721
Renaissance Learning, Inc.
Term Loan, 5.75%, Maturing November 13, 2018		8,362	8,445,431
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018		6,117	6,136,850
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019		3,000	2,997,000
Rovi Solutions Corporation
Term Loan, 3.50%, Maturing March 29, 2019		10,574	10,599,935
RP Crown Parent, LLC
Term Loan, 6.75%, Maturing December 21, 2018		43,137	43,587,726
Term Loan - Second Lien, 11.25%, Maturing December 20, 2019		5,544	5,675,208
SafeNet Inc.
Term Loan, 2.69%, Maturing April 12, 2014		738	739,547
Sensata Technologies Finance Company, LLC
Term Loan, 3.75%, Maturing May 11, 2018		5,503	5,565,199
Serena Software, Inc.
Term Loan, 4.19%, Maturing March 10, 2016		10,397	10,370,974
Term Loan, 5.00%, Maturing March 10, 2016		900	893,250
Shield Finance Co. S.A.R.L.
Term Loan, 6.50%, Maturing May 10, 2019		11,459	11,487,370
Sirius Computer Solutions, Inc.
Term Loan, 7.00%, Maturing November 30, 2018		8,301	8,456,325
SkillSoft Corporation
Term Loan, 5.00%, Maturing May 26, 2017		7,055	7,116,625
Smart Technologies ULC
Term Loan, Maturing January 18, 2019(4)		5,250	5,040,000
Sophia, L.P.
Term Loan, 4.50%, Maturing July 19, 2018		11,103	11,223,402
SS&C Technologies Inc.
Term Loan, 3.50%, Maturing June 7, 2019		1,039	1,041,978
Term Loan, 3.50%, Maturing June 7, 2019		8,168	8,192,271
StoneRiver Holdings, Inc.
Term Loan, 4.50%, Maturing November 20, 2019		5,900	5,929,429
SumTotal Systems LLC
Term Loan, 6.25%, Maturing November 16, 2018		8,325	8,356,384
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019		8,133	8,245,209
VeriFone Inc.
Term Loan, 4.25%, Maturing December 28, 2018		1,015	1,017,149
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 2, 2019		23,580	23,732,781

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Wall Street Systems, Inc.
Term Loan, 5.75%, Maturing October 25, 2019	10,893	$10,971,557
Term Loan - Second Lien, 9.25%, Maturing October 26, 2020	4,250	4,316,300
Web.com Group, Inc.
Term Loan, 4.50%, Maturing October 27, 2017	19,544	19,674,524
Websense, Inc.
Term Loan, 4.50%, Maturing June 25, 2020	7,250	7,240,937

		$568,716,836

Equipment Leasing — 0.3%
Flying Fortress Inc.
Term Loan, 3.50%, Maturing June 30, 2017	16,500	$16,520,625

		$16,520,625

Financial Intermediaries — 5.0%
Allflex Holdings II, Inc.
Term Loan, 4.25%, Maturing June 11, 2020	4,675	$4,707,141
American Capital Holdings, Inc.
Term Loan, 5.50%, Maturing August 22, 2016	10,275	10,342,301
American Stock Transfer & Trust Company, LLC
Term Loan, 5.75%, Maturing June 11, 2020	6,575	6,591,438
Term Loan - Second Lien, 9.25%, Maturing December 11, 2020	1,500	1,498,125
CB Richard Ellis Services, Inc.
Term Loan, 2.95%, Maturing March 29, 2021	1,247	1,252,589
Citco Funding LLC
Term Loan, 4.25%, Maturing May 23, 2018	20,394	20,470,415
Clipper Acquisitions Corp.
Term Loan, 4.00%, Maturing February 6, 2020	16,325	16,446,968
First Data Corporation
Term Loan, 4.19%, Maturing March 24, 2017	6,000	6,010,176
Term Loan, 4.19%, Maturing March 23, 2018	16,755	16,775,635
Term Loan, 4.19%, Maturing September 24, 2018	24,150	24,165,094
Geo Group, Inc. (The)
Term Loan, 3.25%, Maturing April 3, 2020	1,147	1,151,427
Grosvenor Capital Management Holdings, LLP
Term Loan, 2.25%, Maturing December 5, 2013	647	646,569
Term Loan, 4.25%, Maturing December 5, 2016	5,090	5,080,938
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 17, 2020	8,675	8,788,859
Hamilton Lane Advisors, LLC
Term Loan, 5.25%, Maturing February 23, 2018	4,388	4,388,413
Harbourvest Partners, LLC
Term Loan, 4.75%, Maturing November 21, 2017	3,741	3,778,914
Home Loan Servicing Solutions, Ltd.
Term Loan, 4.50%, Maturing June 19, 2020	8,100	8,165,610
iPayment, Inc.
Term Loan, 6.75%, Maturing May 8, 2017	4,008	4,002,824
LPL Holdings, Inc.
Term Loan, 2.69%, Maturing March 29, 2017	1,344	1,341,791
Term Loan, 3.25%, Maturing March 29, 2019	17,346	17,367,209
Mercury Payment Systems Canada, LLC
Term Loan, 5.50%, Maturing July 3, 2017	8,908	9,041,673
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020	7,705	7,763,198
Moneygram International, Inc
Term Loan, 4.25%, Maturing March 20, 2020	15,463	15,617,611

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Nuveen Investments, Inc.
Term Loan, 4.19%, Maturing May 13, 2017		39,737	$39,851,480
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018		16,234	16,477,827
Oz Management LP
Term Loan, 1.78%, Maturing November 15, 2016		10,938	10,209,132
RPI Finance Trust
Term Loan, 3.50%, Maturing May 9, 2018		7,615	7,671,798
Term Loan, 4.00%, Maturing November 9, 2018		5,974	6,001,518
Sesac Holdco II, LLC
Term Loan, 6.00%, Maturing February 8, 2019		2,488	2,509,266
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020		10,234	10,259,961
Transfirst Holdings, Inc.
Term Loan, 4.75%, Maturing December 27, 2017		5,721	5,733,203
Walter Investment Management Corp.
Term Loan, 5.75%, Maturing November 28, 2017		19,039	19,248,390

			$313,357,493

Food Products — 5.3%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017		12,985	$13,152,474
American Seafoods Group LLC
Term Loan, 4.25%, Maturing March 16, 2018		1,565	1,555,810
Autobar BV (Acorn 3 BV)
Term Loan, 5.32%, Maturing October 31, 2019	EUR	10,350	13,089,270
Blue Buffalo Company, Ltd.
Term Loan, 4.75%, Maturing August 8, 2019		11,212	11,338,434
Clearwater Seafoods Limited Partnership
Term Loan, 5.75%, Maturing June 24, 2019		3,650	3,679,656
CSM Bakery Supplies LLC
Term Loan, 4.75%, Maturing May 22, 2020		8,375	8,437,813
Del Monte Foods Company
Term Loan, 4.00%, Maturing March 8, 2018		38,995	39,108,261
Dole Food Company Inc.
Term Loan, 3.75%, Maturing April 1, 2020		43,025	43,105,359
H.J. Heinz Company
Term Loan, 3.50%, Maturing June 5, 2020		64,725	65,421,700
Hearthside Food Solutions, LLC
Term Loan, 4.50%, Maturing June 7, 2018		2,840	2,832,900
Term Loan, 6.50%, Maturing June 7, 2018		4,430	4,463,541
High Liner Foods Incorporated
Term Loan, 4.75%, Maturing December 31, 2017		3,989	4,019,141
Iglo Foods Midco Limited
Term Loan, 5.13%, Maturing January 31, 2018	EUR	5,500	7,383,237
JBS USA Holdings Inc.
Term Loan, 3.75%, Maturing May 25, 2018		18,020	18,031,547
Michael Foods Group, Inc.
Term Loan, 4.25%, Maturing February 23, 2018		5,636	5,720,501
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017		49,959	50,396,569
Pinnacle Foods Finance LLC
Term Loan, 3.25%, Maturing April 29, 2020		30,723	30,780,606
United Biscuits (UK) Limited
Term Loan, Maturing June 30, 2020(4)	EUR	1,825	2,439,015
Term Loan, Maturing June 30, 2020(4)	GBP	4,775	7,322,990

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Windsor Quality Food Company Ltd.
Term Loan, 5.00%, Maturing February 16, 2017		4,658	$4,705,820

			$336,984,644

Food Service — 5.2%
Aramark Corporation
Term Loan, 3.69%, Maturing July 26, 2016		441	$444,903
Term Loan, 3.69%, Maturing July 26, 2016		918	924,395
Term Loan, 3.78%, Maturing July 26, 2016		5,581	5,625,595
Term Loan, 3.78%, Maturing July 26, 2016		42,966	43,243,084
Term Loan, 4.00%, Maturing September 9, 2019		15,600	15,777,934
Brasa Holdings, Inc.
Term Loan, 7.50%, Maturing July 19, 2019		1,062	1,079,577
Buffets, Inc.
Term Loan, 0.15%, Maturing April 22, 2015(2)		269	269,284
Burger King Corporation
Term Loan, 3.75%, Maturing September 27, 2019		11,116	11,235,808
Centerplate, Inc.
Term Loan, 5.75%, Maturing October 15, 2018		3,548	3,565,928
DineEquity, Inc.
Term Loan, 3.75%, Maturing October 19, 2017		4,989	5,036,449
Dunkin’ Brands, Inc.
Term Loan, 3.75%, Maturing February 14, 2020		44,542	44,811,249
Landry’s, Inc.
Term Loan, 4.75%, Maturing April 24, 2018		21,219	21,511,166
NPC International, Inc.
Term Loan, 4.50%, Maturing December 28, 2018		8,191	8,272,413
OSI Restaurant Partners, LLC
Term Loan, 3.50%, Maturing October 25, 2019		39,857	40,045,476
P.F. Chang’s China Bistro Inc.
Term Loan, 5.25%, Maturing July 2, 2019		3,155	3,196,327
Sagittarius Restaurants, LLC
Term Loan, 6.25%, Maturing October 1, 2018		4,738	4,779,584
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020		1,850	1,862,334
US Foods, Inc.
Term Loan, 4.50%, Maturing March 29, 2019		51,676	51,843,640
Weight Watchers International, Inc.
Term Loan, 3.75%, Maturing April 2, 2020		45,500	45,808,171
Wendy’s International, Inc.
Term Loan, 3.25%, Maturing May 15, 2019		17,454	17,500,109

			$326,833,426

Food/Drug Retailers — 3.6%
Albertson’s, LLC
Term Loan, 4.25%, Maturing March 21, 2016		6,112	$6,174,971
Term Loan, 4.75%, Maturing March 21, 2019		17,428	17,558,999
Alliance Boots Holdings Limited
Term Loan, 3.61%, Maturing July 10, 2017	EUR	4,249	5,593,575
Term Loan, 3.99%, Maturing July 10, 2017	GBP	49,200	73,825,747
General Nutrition Centers, Inc.
Term Loan, 3.75%, Maturing March 2, 2018		31,620	31,936,702
Iceland Foods Group Limited
Term Loan, 4.13%, Maturing April 12, 2019	EUR	2,725	3,670,518
Pantry, Inc. (The)
Term Loan, 5.75%, Maturing August 2, 2019		1,712	1,736,317

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Rite Aid Corporation
Term Loan, 4.00%, Maturing February 21, 2020		39,651	$39,953,178
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020		19,791	20,401,636
Supervalu Inc.
Term Loan, 5.00%, Maturing March 21, 2019		24,459	24,728,177

			$225,579,820

Forest Products — 0.3%
Expera Specialty Solutions, LLC
Term Loan, 7.50%, Maturing December 21, 2018		3,975	$3,935,250
Ranpak Corporation
Term Loan, 4.75%, Maturing April 10, 2019	EUR	3,000	4,020,983
Term Loan, 4.50%, Maturing April 23, 2019		5,826	5,869,273
SIG Euro Holding AG & Co. KG
Term Loan, 5.00%, Maturing September 28, 2018	EUR	2,729	3,658,256

			$17,483,762

Health Care — 11.1%
Alere, Inc.
Term Loan, 4.25%, Maturing June 30, 2017		1,234	$1,247,645
Term Loan, 4.25%, Maturing June 30, 2017		2,487	2,513,033
Term Loan, 4.25%, Maturing June 30, 2017		15,683	15,851,756
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019		7,077	7,106,338
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019		12,800	12,816,000
Apria Healthcare Group I
Term Loan, 6.75%, Maturing April 5, 2020		6,166	6,223,869
Ardent Medical Services, Inc.
Term Loan, 6.75%, Maturing July 2, 2018		17,516	17,618,020
ATI Holdings, Inc.
Term Loan, 5.75%, Maturing December 20, 2019		2,363	2,384,294
Biomet Inc.
Term Loan, 3.96%, Maturing July 25, 2017		40,477	40,809,115
BSN Medical Acquisition Holding GmbH
Term Loan, 5.00%, Maturing August 28, 2019		4,714	4,753,306
Catalent Pharma Solutions Inc.
Term Loan, 3.69%, Maturing September 15, 2016		7,964	7,986,553
Term Loan, 4.25%, Maturing September 15, 2017		12,770	12,801,820
CHG Buyer Corporation
Term Loan, 5.00%, Maturing November 19, 2019		14,686	14,801,060
Community Health Systems, Inc.
Term Loan, 3.77%, Maturing January 25, 2017		24,185	24,381,852
Convatec Inc.
Term Loan, 5.00%, Maturing December 22, 2016		3,443	3,461,890
CRC Health Corporation
Term Loan, 4.69%, Maturing November 16, 2015		7,503	7,563,882
DaVita, Inc.
Term Loan, 4.50%, Maturing October 20, 2016		6,476	6,532,059
Term Loan, 4.00%, Maturing November 1, 2019		21,492	21,641,670
DJO Finance LLC
Term Loan, 4.75%, Maturing September 15, 2017		18,605	18,843,498
Drumm Investors LLC
Term Loan, 5.00%, Maturing May 4, 2018		9,835	9,558,020
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		26,271	26,467,947

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing May 25, 2018	32,093	$32,306,729
Grifols Inc.
Term Loan, 4.25%, Maturing June 1, 2017	20,024	20,253,020
HCA, Inc.
Term Loan, 3.03%, Maturing March 31, 2017	24,936	25,045,350
Term Loan, 2.94%, Maturing May 1, 2018	23,913	24,024,889
Health Management Associates, Inc.
Term Loan, 3.50%, Maturing November 16, 2018	22,876	22,977,731
Hologic Inc.
Term Loan, 4.50%, Maturing August 1, 2019	16,766	16,867,763
Iasis Healthcare LLC
Term Loan, 4.50%, Maturing May 3, 2018	18,562	18,733,339
inVentiv Health, Inc.
Term Loan, 7.50%, Maturing August 4, 2016	9,351	9,214,420
Term Loan, 7.75%, Maturing May 15, 2018	10,584	10,418,276
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing June 1, 2018	9,330	9,335,629
Kinetic Concepts, Inc.
Term Loan, 4.50%, Maturing May 4, 2018	31,710	32,116,347
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018	2,178	2,210,670
Lifepoint Hospitals, Inc.
Term Loan, 2.70%, Maturing July 24, 2017	4,353	4,382,147
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019	2,415	2,426,012
Medpace, Inc.
Term Loan, 5.25%, Maturing June 16, 2017	2,674	2,677,794
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing October 9, 2017	5,234	5,259,853
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing October 26, 2017	3,806	3,839,621
Multiplan, Inc.
Term Loan, 4.00%, Maturing August 25, 2017	21,891	22,073,032
One Call Medical, Inc.
Term Loan, 5.50%, Maturing August 16, 2019	21,782	21,909,482
Onex Carestream Finance LP
Term Loan, 5.00%, Maturing June 7, 2019	25,150	25,343,856
Pharmaceutical Product Development, Inc.
Term Loan, 4.25%, Maturing December 5, 2018	37,467	37,810,238
Radnet Management, Inc.
Term Loan, 4.25%, Maturing October 10, 2018	13,148	13,200,943
Sage Products, Inc.
Term Loan, 4.25%, Maturing December 13, 2019	7,257	7,321,570
Select Medical Corporation
Term Loan, 3.54%, Maturing February 13, 2016	4,428	4,455,370
Term Loan, 4.00%, Maturing June 1, 2018	6,325	6,360,051
Sheridan Holdings, Inc.
Term Loan, 4.50%, Maturing June 29, 2018	6,251	6,299,125
Steward Health Care System LLC
Term Loan, 6.75%, Maturing April 15, 2020	2,200	2,214,410
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018	8,648	8,550,338
Truven Health Analytics Inc.
Term Loan, 4.50%, Maturing June 1, 2019	7,986	8,045,513

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Universal Health Services, Inc.
Term Loan, 2.44%, Maturing November 15, 2016		521	$524,468
Vanguard Health Holding Company II, LLC
Term Loan, 3.75%, Maturing January 29, 2016		5,678	5,703,298
VWR Funding, Inc.
Term Loan, 4.19%, Maturing April 3, 2017		16,464	16,577,457
Term Loan, 4.44%, Maturing April 3, 2017		7,024	7,039,668
Term Loan, 4.63%, Maturing April 3, 2017	EUR	1,224	1,627,221

			$702,509,257

Home Furnishings — 0.7%
Serta Simmons Holdings, LLC
Term Loan, 5.00%, Maturing October 1, 2019		22,557	$22,780,058
Tempur-Pedic International Inc.
Term Loan, 3.50%, Maturing March 18, 2020		19,709	19,674,936

			$42,454,994

Industrial Equipment — 3.1%
Alliance Laundry Systems LLC
Term Loan, 4.50%, Maturing December 7, 2018		11,407	$11,464,362
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		29,856	30,135,832
Colfax Corporation
Term Loan, 3.25%, Maturing January 11, 2019		7,313	7,355,038
Gardner Denver, Inc.
Term Loan, Maturing July 30, 2020(4)	EUR	3,325	4,433,552
Term Loan, Maturing July 30, 2020(4)		15,125	15,200,625
Generac Power Systems, Inc.
Term Loan, 3.50%, Maturing May 29, 2020		24,550	24,607,545
Grede LLC
Term Loan, 4.50%, Maturing May 2, 2018		9,118	9,151,887
Husky Injection Molding Systems Ltd
Term Loan, 4.25%, Maturing June 29, 2018		22,092	22,224,664
Manitowoc Company, Inc. (The)
Term Loan, 4.25%, Maturing November 13, 2017		372	374,789
Milacron LLC
Term Loan, 4.25%, Maturing March 28, 2020		7,326	7,370,090
Rexnord LLC
Term Loan, 3.75%, Maturing April 2, 2018		31,626	31,815,660
Spansion LLC
Term Loan, 5.25%, Maturing December 11, 2018		7,112	7,170,169
Tank Holding Corp.
Term Loan, 4.25%, Maturing July 9, 2019		16,172	16,212,795
Terex Corporation
Term Loan, 4.50%, Maturing April 28, 2017		5,399	5,462,260
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018		4,457	4,480,847

			$197,460,115

Insurance — 3.6%
Alliant Holdings I, Inc.
Term Loan, 5.00%, Maturing December 20, 2019		18,836	$18,998,255
AmWINS Group, Inc.
Term Loan, 5.00%, Maturing September 6, 2019		26,426	26,637,301
Applied Systems, Inc.
Term Loan, 4.25%, Maturing December 8, 2016		7,728	7,788,618

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Asurion LLC
Term Loan, 4.50%, Maturing May 24, 2019	71,857	$71,959,476
Term Loan, Maturing July 8, 2020(4)	7,950	7,801,558
CNO Financial Group, Inc.
Term Loan, 3.75%, Maturing September 20, 2018	22,693	22,792,465
Compass Investors Inc.
Term Loan, 5.25%, Maturing December 27, 2019	23,153	23,381,908
Cooper Gay Swett & Crawford Ltd
Term Loan, 5.00%, Maturing April 16, 2020	3,050	3,085,584
Cunningham Lindsey U.S. Inc.
Term Loan, 5.00%, Maturing December 10, 2019	7,641	7,688,494
Term Loan - Second Lien, 9.25%, Maturing June 10, 2020	2,339	2,391,256
Hub International Limited
Term Loan, 3.69%, Maturing June 13, 2017	23,701	23,828,040
Sedgwick CMS Holdings, Inc.
Term Loan, 4.25%, Maturing June 12, 2018	9,100	9,191,000

		$225,543,955

Leisure Goods/Activities/Movies — 4.7%
Alpha D2 Limited
Term Loan, 4.50%, Maturing April 30, 2019	21,562	$21,740,887
AMC Entertainment, Inc.
Term Loan, 3.50%, Maturing April 30, 2020	20,168	20,264,742
Bombardier Recreational Products, Inc.
Term Loan, 4.00%, Maturing January 30, 2019	25,406	25,501,651
Bright Horizons Family Solutions, Inc.
Term Loan, 4.00%, Maturing January 30, 2020	13,775	13,857,602
Cedar Fair, L.P.
Term Loan, 3.25%, Maturing March 6, 2020	4,090	4,124,513
Cinemark USA, Inc.
Term Loan, 3.20%, Maturing December 18, 2019	3,607	3,628,065
ClubCorp Club Operations, Inc.
Term Loan, 4.25%, Maturing July 24, 2020	7,464	7,566,185
Dave & Buster’s, Inc.
Term Loan, 4.50%, Maturing June 1, 2016	1,114	1,122,745
Emerald Expositions Holding, Inc.
Term Loan, 5.50%, Maturing June 17, 2020	5,650	5,706,500
Equinox Holdings, Inc.
Term Loan, 4.50%, Maturing January 31, 2020	14,131	14,236,592
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	3,017	3,034,335
Kasima, LLC
Term Loan, 3.25%, Maturing May 17, 2021	6,825	6,817,888
Live Nation Entertainment, Inc.
Term Loan, 4.50%, Maturing November 7, 2016	10,472	10,586,369
LodgeNet Interactive Corp.
Term Loan, 6.75%, Maturing March 31, 2018(2)	893	600,595
Merlin Entertainment Group Luxembourg 2 S.a.r.l.
Term Loan, 3.94%, Maturing July 19, 2019	9,224	9,274,624
Regal Cinemas, Inc.
Term Loan, 2.71%, Maturing August 23, 2017	6,116	6,152,804
Revolution Studios Distribution Company, LLC
Term Loan, 3.95%, Maturing December 21, 2014(2)	2,538	2,121,422
Term Loan - Second Lien, 7.19%, Maturing June 21, 2015(2)	2,825	2,048,690
Sabre, Inc.
Term Loan, 5.25%, Maturing February 19, 2019	8,983	9,113,912

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Scientific Games International, Inc.
Term Loan, Maturing May 22, 2020(4)		25,800	$25,767,750
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020		23,540	23,528,135
Six Flags Theme Parks, Inc.
Term Loan, 4.00%, Maturing December 20, 2018		4,766	4,824,277
Town Sports International Inc.
Term Loan, 5.75%, Maturing May 11, 2018		12,960	13,130,553
US Finco LLC
Term Loan, 4.00%, Maturing May 22, 2020		11,775	11,833,875
Term Loan - Second Lien, 8.25%, Maturing November 20, 2020		7,200	7,245,000
Vue Entertainment Investment Limited
Term Loan, 5.49%, Maturing December 21, 2017	GBP	3,000	4,562,802
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020		19,400	19,484,875
Zuffa LLC
Term Loan, 4.50%, Maturing February 25, 2020		16,542	16,655,600

			$294,532,988

Lodging and Casinos — 1.9%
Affinity Gaming, LLC
Term Loan, 5.50%, Maturing November 9, 2017		2,499	$2,533,206
Ameristar Casinos, Inc.
Term Loan, 4.00%, Maturing April 16, 2018		5,700	5,724,138
Caesars Entertainment Operating Company
Term Loan, 9.50%, Maturing October 31, 2016		4,245	4,238,952
Term Loan, 5.44%, Maturing January 26, 2018		23,242	20,669,073
Gala Group LTD
Term Loan, 5.49%, Maturing May 25, 2018	GBP	23,725	36,136,779
Las Vegas Sands LLC
Term Loan, 2.69%, Maturing November 23, 2016		1,533	1,536,541
Term Loan, 2.69%, Maturing November 23, 2016		6,071	6,083,448
MGM Resorts International
Term Loan, 2.94%, Maturing December 20, 2017		10,945	10,991,746
Term Loan, 3.50%, Maturing December 20, 2019		20,403	20,466,176
Penn National Gaming, Inc.
Term Loan, 3.75%, Maturing July 16, 2018		5,436	5,477,915
Pinnacle Entertainment, Inc.
Term Loan, 4.00%, Maturing March 19, 2019		4,468	4,478,214
Seminole Tribe of Florida
Term Loan, 3.00%, Maturing April 29, 2020		4,127	4,146,274
Tropicana Entertainment Inc.
Term Loan, 7.50%, Maturing March 16, 2018		395	399,608

			$122,882,070

Nonferrous Metals/Minerals — 2.1%
Alpha Natural Resources, LLC
Term Loan, 3.50%, Maturing May 22, 2020		18,808	$18,508,134
Arch Coal Inc.
Term Loan, 5.75%, Maturing May 16, 2018		31,573	31,411,710
Constellium Holdco B.V.
Term Loan, 6.00%, Maturing March 25, 2020		8,905	9,216,678
Fairmount Minerals LTD
Term Loan, 5.25%, Maturing March 15, 2017		14,868	14,874,656
Murray Energy Corporation
Term Loan, 4.75%, Maturing May 24, 2019		2,750	2,753,438

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019	9,806	$9,524,526
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017	11,993	12,049,912
Oxbow Carbon LLC
Term Loan, 4.25%, Maturing July 19, 2019	3,875	3,913,750
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	6,400	6,512,000
United Central Industrial Supply Company, LLC
Term Loan, 7.50%, Maturing October 9, 2018	5,109	4,827,816
Term Loan - Second Lien, 12.50%, Maturing April 12, 2019	1,250	1,175,000
Walter Energy, Inc.
Term Loan, 6.75%, Maturing April 2, 2018	19,269	18,694,620

		$133,462,240

Oil and Gas — 2.8%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	18,301	$18,415,359
Term Loan - Second Lien, 8.75%, Maturing December 18, 2020	4,200	4,252,500
Citgo Petroleum Corporation
Term Loan, 8.00%, Maturing June 24, 2015	369	373,260
Term Loan, 9.00%, Maturing June 23, 2017	5,049	5,168,914
Crestwood Holdings LLC
Term Loan, 7.00%, Maturing June 19, 2019	5,125	5,227,500
Energy Transfer Equity, L.P.
Term Loan, 3.75%, Maturing March 24, 2017	8,595	8,682,145
Frac Tech International LLC
Term Loan, 8.50%, Maturing May 6, 2016	8,405	8,399,460
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	39,037	39,323,607
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	8,971	8,993,348
Ruby Western Pipeline Holdings, LLC
Term Loan, 3.50%, Maturing March 27, 2020	4,741	4,762,151
Samson Investment Company
Term Loan - Second Lien, 6.00%, Maturing September 25, 2018	14,525	14,715,641
Sheridan Production Partners I, LLC
Term Loan, 5.00%, Maturing September 14, 2019	13,194	13,243,420
Term Loan, 5.00%, Maturing September 25, 2019	1,068	1,071,880
Term Loan, 5.00%, Maturing September 25, 2019	1,748	1,754,862
Tallgrass Operations, LLC
Term Loan, 1.00%, Maturing November 13, 2017(5)	7,500	7,559,377
Term Loan, 5.25%, Maturing November 13, 2018	9,655	9,799,354
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	26,114	26,337,551

		$178,080,329

Publishing — 3.7%
Advanstar Communications Inc.
Term Loan, 5.50%, Maturing June 6, 2019	5,561	$5,470,695
Ascend Learning, Inc.
Term Loan, 7.00%, Maturing May 23, 2017	13,381	13,374,249
Flint Group SA
Term Loan, 6.65%, Maturing December 30, 2016	2,251	2,268,553
Term Loan, 6.65%, Maturing December 30, 2016	3,440	3,468,573
Term Loan, 6.65%, Maturing December 30, 2016	3,518	3,547,494
Term Loan - Second Lien, 7.90%, Maturing June 29, 2018	1,296	1,245,523

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019		38,177	$38,281,341
Instant Web, Inc.
Term Loan, 3.56%, Maturing August 7, 2014		401	288,253
Term Loan, 3.56%, Maturing August 7, 2014		3,849	2,765,195
Interactive Data Corporation
Term Loan, 3.75%, Maturing February 11, 2018		29,452	29,566,489
John Henry Holdings, Inc.
Term Loan, 6.00%, Maturing December 6, 2018		2,960	2,974,926
Laureate Education, Inc.
Term Loan, 5.25%, Maturing June 18, 2018		38,373	38,456,646
McGraw-Hill Global Education Holdings, LLC
Term Loan, 9.00%, Maturing March 22, 2019		4,963	4,996,680
Media General Inc.
Term Loan, Maturing July 31, 2020(4)		9,350	9,358,770
MediaNews Group Inc.
Term Loan, 8.50%, Maturing March 19, 2014		134	133,413
Merrill Communications, LLC
Term Loan, 7.25%, Maturing March 8, 2018		5,654	5,705,956
Nelson Education Ltd.
Term Loan, 2.78%, Maturing July 3, 2014		1,433	1,221,494
Newspaper Holdings Inc.
Term Loan, 1.81%, Maturing June 30, 2014		2,904	2,806,170
Nielsen Finance LLC
Term Loan, 2.94%, Maturing May 2, 2016		15,966	16,071,832
Penton Media, Inc.
Term Loan, 6.00%, Maturing August 1, 2014		1,755	1,721,000
Rentpath, Inc.
Term Loan, 6.25%, Maturing May 29, 2020		8,850	8,700,656
Springer Science+Business Media S.A.
Term Loan, 4.15%, Maturing June 17, 2016		2,708	2,677,871
Term Loan, 4.11%, Maturing July 21, 2016	EUR	3,000	3,918,712
Term Loan, Maturing July 23, 2020(4)	EUR	2,000	2,612,474
Term Loan, Maturing July 31, 2020(4)		9,175	9,077,516
Star Tribune Company (The)
Term Loan, 8.00%, Maturing September 28, 2014		46	44,550
Term Loan, 8.00%, Maturing September 29, 2014		167	163,486
Trader Media Corporation Limited
Term Loan, 3.99%, Maturing June 8, 2017	GBP	5,625	8,489,287
Tribune Company
Term Loan, 4.00%, Maturing December 31, 2019		14,925	15,048,131

			$234,455,935

Radio and Television — 3.1%
Clear Channel Communications, Inc.
Term Loan, 3.84%, Maturing January 29, 2016		2,710	$2,546,915
Term Loan, 6.94%, Maturing January 30, 2019		17,994	16,635,617
Cumulus Media Holdings Inc.
Term Loan, 4.50%, Maturing September 17, 2018		25,542	25,819,217
Entercom Radio, LLC
Term Loan, 5.01%, Maturing November 23, 2018		4,755	4,828,429
Entravision Communications Corporation
Term Loan, 0.50%, Maturing May 29, 2020(5)		14,100	14,038,313
Foxco Acquisition Sub, LLC
Term Loan, 5.50%, Maturing July 14, 2017		15,244	15,434,802

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Gray Television, Inc.
Term Loan, 4.75%, Maturing October 15, 2019		9,036	$9,129,421
Hubbard Radio, LLC
Term Loan, 4.50%, Maturing April 29, 2019		2,016	2,027,945
LIN Television Corp.
Term Loan, 4.00%, Maturing December 21, 2018		8,491	8,557,711
Local TV Finance, LLC
Term Loan, 4.19%, Maturing May 7, 2015		4,700	4,737,454
Mission Broadcasting, Inc.
Term Loan, 4.25%, Maturing December 3, 2019		1,956	1,983,138
Nexstar Broadcasting, Inc.
Term Loan, 4.25%, Maturing December 3, 2019		4,627	4,644,612
Nine Entertainment Group Limited
Term Loan, 3.50%, Maturing February 5, 2020		13,940	13,934,249
Radio One, Inc.
Term Loan, 7.50%, Maturing March 31, 2016		3,892	3,999,003
Raycom TV Broadcasting, Inc.
Term Loan, 4.25%, Maturing May 31, 2017		2,499	2,523,990
Sinclair Television Group Inc.
Term Loan, 3.00%, Maturing April 9, 2020		3,840	3,855,237
Tyrol Acquisitions 2 SAS
Term Loan, 3.13%, Maturing January 29, 2016	EUR	1,010	1,285,816
Term Loan, 3.13%, Maturing January 29, 2016	EUR	1,010	1,285,816
Univision Communications Inc.
Term Loan, 4.00%, Maturing March 2, 2020		9,988	9,969,662
Term Loan, 4.50%, Maturing March 2, 2020		998	1,003,289
Term Loan, 4.50%, Maturing March 2, 2020		2,362	2,378,450
Term Loan, 4.50%, Maturing March 2, 2020		30,072	30,276,902
Weather Channel
Term Loan, 3.50%, Maturing February 13, 2017		9,535	9,632,822
Term Loan - Second Lien, 7.00%, Maturing June 26, 2020		5,250	5,387,813

			$195,916,623

Retailers (Except Food and Drug) — 5.2%
99 Cents Only Stores
Term Loan, 5.25%, Maturing January 11, 2019		15,365	$15,523,410
B&M Retail Limited
Term Loan, 5.51%, Maturing February 18, 2019	GBP	6,000	9,036,227
Term Loan, 6.01%, Maturing February 18, 2020	GBP	6,650	10,065,733
Bass Pro Group, LLC
Term Loan, 4.00%, Maturing November 20, 2019		17,347	17,505,859
CDW LLC
Term Loan, 3.50%, Maturing April 29, 2020		46,473	46,342,256
David’s Bridal, Inc.
Term Loan, 5.00%, Maturing October 11, 2019		11,184	11,277,574
Douglas Holding AG
Term Loan, 5.70%, Maturing December 20, 2019	EUR	4,200	5,623,553
Evergreen Acqco 1 LP
Term Loan, 5.00%, Maturing July 9, 2019		4,216	4,262,954
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 16, 2019		10,750	10,853,017
J Crew Group, Inc.
Term Loan, 4.00%, Maturing March 7, 2018		20,860	21,031,484
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		19,865	19,951,780

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		21,581	$21,696,547
National Vision, Inc.
Term Loan, 7.00%, Maturing August 2, 2018		3,111	3,126,178
Neiman Marcus Group, Inc. (The)
Term Loan, 4.00%, Maturing May 16, 2018		36,250	36,405,766
Ollie’s Bargain Outlet, Inc.
Term Loan, 5.25%, Maturing September 27, 2019		6,050	6,072,317
Party City Holdings Inc.
Term Loan, 4.25%, Maturing July 29, 2019		22,781	22,906,695
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 5.00%, Maturing October 11, 2018		1,990	2,006,145
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017		12,872	12,969,377
Pilot Travel Centers LLC
Term Loan, 3.75%, Maturing March 30, 2018		5,099	5,085,121
Term Loan, 4.25%, Maturing August 7, 2019		1,042	1,041,636
Spin Holdco Inc.
Term Loan, 4.25%, Maturing November 14, 2019		25,825	26,030,799
Toys ‘R’ US Property Company I, LLC
Term Loan, Maturing August 21, 2019(4)		6,775	6,707,250
Visant Holding Corp.
Term Loan, 5.25%, Maturing December 22, 2016		3,315	3,251,644
Vivarte SA
Term Loan, 2.33%, Maturing March 9, 2015	EUR	2,640	3,140,093
Term Loan, 2.83%, Maturing March 8, 2016	EUR	2,640	3,140,093
Term Loan - Second Lien, 3.83%, Maturing September 8, 2016	EUR	22	15,875
Term Loan - Second Lien, 3.83%, Maturing September 8, 2016	EUR	154	111,124
Term Loan - Second Lien, 3.83%, Maturing September 8, 2016	EUR	1,582	1,142,984
Wilton Brands LLC
Term Loan, 7.50%, Maturing August 30, 2018		4,580	4,600,057

			$330,923,548

Steel — 1.8%
Essar Steel Algoma, Inc.
Term Loan, 8.75%, Maturing September 19, 2014		11,935	$12,193,404
FMG America Finance, Inc.
Term Loan, 5.25%, Maturing October 18, 2017		60,282	60,836,186
JFB Firth Rixson Inc.
Term Loan, 4.25%, Maturing June 30, 2017		5,005	5,011,131
Term Loan, 5.00%, Maturing June 30, 2017	GBP	1,990	3,034,856
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017		4,706	4,720,415
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017		3,061	3,088,036
Patriot Coal Corporation
DIP Loan, 9.25%, Maturing October 4, 2013		8,250	8,250,000
SunCoke Energy, Inc.
Term Loan, 4.00%, Maturing July 26, 2018		1,747	1,747,822
Waupaca Foundry, Inc.
Term Loan, 4.50%, Maturing June 29, 2017		17,295	17,338,443

			$116,220,293

Surface Transport — 0.8%
Avis Budget Car Rental, LLC
Term Loan, 3.00%, Maturing March 15, 2019		3,392	$3,397,859

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Hertz Corporation (The)
Term Loan, 2.75%, Maturing March 9, 2018		9,600	$9,576,000
Term Loan, 3.00%, Maturing March 11, 2018		16,326	16,410,785
Term Loan, 3.75%, Maturing March 11, 2018		15,746	15,851,672
Swift Transportation Co. Inc.
Term Loan, 4.00%, Maturing December 21, 2017		3,178	3,212,183

			$48,448,499

Telecommunications — 3.9%
Alaska Communications Systems Holdings, Inc.
Term Loan, 6.00%, Maturing October 21, 2016		1,706	$1,698,529
Arris Group, Inc.
Term Loan, 3.50%, Maturing April 17, 2020		26,933	26,921,269
Cellular South, Inc.
Term Loan, 3.25%, Maturing May 22, 2020		2,743	2,753,412
Cricket Communications, Inc.
Term Loan, 4.75%, Maturing October 10, 2019		16,034	16,144,737
Term Loan, 4.75%, Maturing March 9, 2020		24,975	25,185,739
Crown Castle International Corporation
Term Loan, 3.25%, Maturing January 31, 2019		8,318	8,337,372
Intelsat Jackson Holdings Ltd.
Term Loan, 4.25%, Maturing April 2, 2018		66,339	66,940,254
IPC Systems, Inc.
Term Loan, 2.76%, Maturing May 31, 2014	GBP	166	247,465
Midcontinent Communications
Term Loan, 5.00%, Maturing July 30, 2020		1,525	1,532,625
Term Loan, Maturing July 31, 2020(4)		1,525	1,533,895
Mitel Networks Corporation
Term Loan, 7.00%, Maturing February 27, 2019		4,229	4,263,109
NTELOS Inc.
Term Loan, 4.50%, Maturing August 7, 2015		1,985	1,989,962
Term Loan, 5.75%, Maturing November 8, 2019		1,489	1,478,205
Oberthur Technologies Holding SAS
Term Loan, 6.25%, Maturing March 30, 2019		1,510	1,504,088
SBA Finance
Term Loan, 3.75%, Maturing June 29, 2018		993	996,633
Term Loan, 3.75%, Maturing September 27, 2019		651	653,509
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019		20,325	20,426,625
Term Loan, 5.00%, Maturing April 23, 2019		13,350	13,437,868
Telesat LLC
Term Loan, 3.50%, Maturing March 28, 2019		32,129	32,357,040
Windstream Corporation
Term Loan, 4.00%, Maturing August 8, 2019		6,631	6,687,333
Term Loan, 3.50%, Maturing January 23, 2020		14,210	14,270,612

			$249,360,281

Utilities — 2.1%
AES Corporation
Term Loan, 3.75%, Maturing June 1, 2018		8,927	$9,046,966
Calpine Construction Finance Company, L.P.
Term Loan, 3.00%, Maturing May 4, 2020		7,175	7,137,783
Term Loan, 3.25%, Maturing January 31, 2022		3,199	3,187,945
Calpine Corporation
Term Loan, 4.00%, Maturing April 2, 2018		4,201	4,231,739

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Term Loan, 4.00%, Maturing April 2, 2018		14,429	$14,536,748
Term Loan, 4.00%, Maturing October 9, 2019		13,002	13,088,095
Ceramtec Gmbh
Term Loan, Maturing August 14, 2020(4)	EUR	3,000	4,030,960
Term Loan, Maturing August 14, 2020(4)		3,875	3,913,750
Covanta Energy Corporation
Term Loan, 3.50%, Maturing March 28, 2019		1,062	1,073,505
Dynegy Holdings Inc.
Term Loan, 4.00%, Maturing April 23, 2020		15,862	15,964,638
Equipower Resources Holdings LLC
Term Loan, Maturing December 21, 2018(4)		5,000	5,037,500
Term Loan, Maturing December 15, 2020(4)		4,100	4,130,750
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020		4,625	4,659,687
LSP Madison Funding, LLC
Term Loan, 5.50%, Maturing June 28, 2019		3,332	3,376,694
NRG Energy, Inc.
Term Loan, 2.75%, Maturing July 2, 2018		8,898	8,901,773
Power Team Services, LLC
Term Loan, 0.50%, Maturing May 6, 2020(5)		906	896,500
Term Loan, 4.25%, Maturing May 6, 2020		7,244	7,187,851
Raven Power Finance, LLC
Term Loan, 8.25%, Maturing November 15, 2018		2,438	2,449,939
Texas Competitive Electric Holdings Company, LLC
Revolving Loan, 4.69%, Maturing October 10, 2016(2)		3,000	2,062,500
Term Loan, 4.69%, Maturing October 10, 2017(2)		1,580	940,120
Term Loan, 4.72%, Maturing October 10, 2017		24,173	17,015,827

			$132,871,270

Total Senior Floating-Rate Interests (identified cost $7,291,831,733)			$7,310,926,203

Corporate Bonds & Notes — 4.5%

Security	Principal Amount* (000’s omitted)		Value
Building and Development — 0.0%(3)
Calcipar SA
6.875%, 5/1/18(6)		1,000	$1,040,000

			$1,040,000

Cable and Satellite Television — 0.5%
Nara Cable Funding II Ltd.
8.50%, 3/1/20(6)	EUR	7,500	$10,725,945
Nara Cable Funding, Ltd.
8.875%, 12/1/18(6)		4,995	5,269,725
8.875%, 12/1/18(6)		7,074	7,356,960
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(6)		4,000	3,910,000
5.625%, 4/15/23(6)	EUR	5,000	6,599,200

			$33,861,830

Chemicals and Plastics — 0.5%
Hexion US Finance Corp.
6.625%, 4/15/20		2,000	$2,055,000
6.625%, 4/15/20(6)		5,000	5,137,500

Security	Principal Amount* (000’s omitted)		Value
Ineos Finance PLC
7.25%, 2/15/19(6) (7)	EUR	3,000	$4,250,468
8.375%, 2/15/19(6)		3,800	4,184,750
7.50%, 5/1/20(6)		2,375	2,565,000
Polymer Group, Inc.
7.75%, 2/1/19		2,500	2,681,250
Trinseo Materials Operating S.C.A.
8.75%, 2/1/19(6)		12,350	12,319,125

			$33,193,093

Containers and Glass Products — 0.5%
Reynolds Group Holdings Inc.
5.75%, 10/15/20		20,375	$20,782,500
Smurfit Kappa Acquisitions
4.875%, 9/15/18(6)		1,850	1,854,625
4.125%, 1/30/20(6)	EUR	5,000	6,676,693
3.718%, 10/15/20(6) (7)	EUR	3,000	4,105,433

			$33,419,251

Diversified Financial Services — 0.2%
KION Finance SA
4.703%, 2/15/20(6) (7)	EUR	7,150	$9,654,681
6.75%, 2/15/20(6)	EUR	3,000	4,350,444

			$14,005,125

Diversified Manufacturing Operations — 0.2%
Matalan Finance PLC
8.875%, 4/29/16(6)	GBP	6,000	$9,355,690

			$9,355,690

Ecological Services and Equipment — 0.0%(3)
Environmental Systems Product Holdings, Inc.
16.00%, 3/31/15(2) (6)		106	$89,730
Tervita Corp.
9.00%, 11/15/18(6)	CAD	2,000	2,025,119

			$2,114,849

Electronics/Electrical — 0.1%
Trionista Holdco GmbH
5.00%, 4/30/20(6)	EUR	3,000	$4,070,870

			$4,070,870

Entertainment — 0.2%
Vougeot Bidco PLC
5.468%, 7/15/20(6) (7)	EUR	6,875	$9,329,078
7.875%, 7/15/20(6)	GBP	3,500	5,484,107

			$14,813,185

Equipment Leasing — 0.0%(3)
International Lease Finance Corp.
6.75%, 9/1/16(6)		750	$828,750
7.125%, 9/1/18(6)		750	849,375

			$1,678,125

Financial Intermediaries — 0.1%
First Data Corp.
7.375%, 6/15/19(6)		2,500	$2,637,500
6.75%, 11/1/20(6)		2,575	2,700,531

			$5,338,031

Security	Principal Amount* (000’s omitted)		Value
Food Products — 0.2%
Hawk Acquisition Sub, Inc.
4.25%, 10/15/20(6)		10,000	$9,625,000
Picard Groupe SA
4.477%, 8/1/19(6) (7) (8)	EUR	4,000	5,414,524

			$15,039,524

Health Care — 0.6%
Community Health Systems, Inc.
5.125%, 8/15/18		18,225	$18,635,062
HCA, Inc.
4.75%, 5/1/23		4,650	4,498,875
inVentiv Health, Inc.
9.00%, 1/15/18(6)		6,275	6,510,313
Tenet Healthcare Corp.
4.375%, 10/1/21(6)		6,225	5,734,781

			$35,379,031

Home Furnishings — 0.1%
Libbey Glass, Inc.
6.875%, 5/15/20		2,025	$2,176,875
Sanitec Corp.
4.953%, 5/15/18(6) (7)	EUR	1,775	2,361,607

			$4,538,482

Industrial Equipment — 0.0%(3)
Erikson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(2) (10)		224	$164,124

			$164,124

Insurance — 0.2%
CNO Financial Group, Inc.
6.375%, 10/1/20(6)		3,000	$3,206,250
Towergate Finance PLC
6.009%, 2/15/18(6) (7)	GBP	4,375	6,656,801

			$9,863,051

Leisure Goods/Activities/Movies — 0.1%
NAI Entertainment Holdings, LLC
8.25%, 12/15/17(6)		2,000	$2,182,000
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp.
5.00%, 8/1/18(6) (8)		2,000	2,000,000
National CineMedia, LLC
6.00%, 4/15/22		4,200	4,410,000

			$8,592,000

Lodging and Casinos — 0.2%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20		5,550	$5,185,781
Caesars Operating Escrow, LLC/Caesars Escrow Corp.
9.00%, 2/15/20(6)		2,500	2,350,000
9.00%, 2/15/20(6)		6,350	6,016,625

			$13,552,406

Radio and Television — 0.1%
Clear Channel Communications, Inc.
9.00%, 12/15/19		1,709	$1,713,273
Univision Communications, Inc.
6.75%, 9/15/22(6)		3,400	3,672,000

			$5,385,273

Security	Principal Amount* (000’s omitted)		Value
Telecommunications — 0.4%
Hughes Satellite Systems Corp.
6.50%, 6/15/19		2,000	$2,135,000
Virgin Media Secure Finance PLC
5.375%, 4/15/21(6)		5,050	5,138,375
6.00%, 4/15/21(6)	GBP	5,175	8,113,211
Wind Acquisition Finance SA
5.476%, 4/30/19(6) (7)	EUR	4,825	6,454,242
6.50%, 4/30/20(6)		3,150	3,228,750

			$25,069,578

Utilities — 0.3%
Calpine Corp.
7.50%, 2/15/21(6)		8,123	$8,732,225
7.875%, 1/15/23(6)		7,087	7,724,830

			$16,457,055

Total Corporate Bonds & Notes (identified cost $281,521,798)			$286,930,573

Asset-Backed Securities — 0.5%

Security	Principal Amount (000’s omitted)		Value
Apidos CDO, Series 2013-14A, Class C1, 3.118%, 4/15/25(6) (7)		$2,400	$2,325,934
Apidos CDO, Series 2013-14A, Class D, 3.768%, 4/15/25(6) (7)		3,000	2,826,738
Apidos CDO, Series 2013-14A, Class E, 4.668%, 4/15/25(6) (7)		1,500	1,298,889
Avery Point CLO, Ltd., Series 2013-2A, Class C, 3.063%, 7/17/25(6) (7)		2,000	1,915,576
Avery Point CLO, Ltd., Series 2013-2A, Class D, 3.763%, 7/17/25(6) (7)		1,670	1,555,188
Avery Point CLO, Ltd., Series 2013-2A, Class E, 4.563%, 7/17/25(6) (7)		1,670	1,458,322
Babson Ltd., Series 2013-IA, Class C, 2.912%, 4/20/25(6) (7)		3,150	3,050,964
Babson Ltd., Series 2013-IA, Class D, 3.712%, 4/20/25(6) (7)		2,475	2,362,088
Babson Ltd., Series 2013-IA, Class E, 4.612%, 4/20/25(6) (7)		1,500	1,354,971
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class B, 2.92%, 7/15/25(6) (7)		2,000	2,018,282
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class C, 3.67%, 7/15/25(6) (7)		2,000	1,943,440
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class D, 4.87%, 7/15/25(6) (7)		1,600	1,458,470
Oak Hill Credit Partners, Series 2013-8A, Class C, 2.975%, 4/20/25(6) (7)		2,625	2,522,678
Oak Hill Credit Partners, Series 2013-8A, Class D, 3.775%, 4/20/25(6) (7)		2,900	2,769,961
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class C1, 3.022%, 7/17/25(6) (7)		1,500	1,453,380
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.622%, 7/17/25(6) (7)		1,500	1,423,641
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class E, 4.772%, 7/17/25(6) (7)		1,800	1,628,429

Total Asset-Backed Securities (identified cost $34,323,779)			$33,366,951

Common Stocks — 0.5%

Security	Shares		Value
Automotive — 0.0%(3)
Dayco Products, LLC(9) (10)		48,926	$1,859,188

			$1,859,188

Building and Development — 0.0%(3)
United Subcontractors, Inc.(2) (9) (10)		1,737	$79,409

			$79,409

Security	Shares	Value
Ecological Services and Equipment — 0.0%(3)
Environmental Systems Products Holdings, Inc.(2) (9) (11)	1,242	$94,715

		$94,715

Food Service — 0.0%(3)
Buffets Restaurants Holdings, Inc.(2) (9) (10)	105,043	$682,779

		$682,779

Home Furnishings — 0.0%(3)
Sanitec Europe Oy B Units(2) (9) (10)	157,585	$1,222,220
Sanitec Europe Oy E Units(2) (9) (10)	154,721	0

		$1,222,220

Investment Services — 0.0%
Safelite Realty Corp.(2) (9) (11)	20,048	$0

		$0

Leisure Goods/Activities/Movies — 0.1%
Metro-Goldwyn-Mayer Holdings, Inc.(9) (10)	158,338	$8,669,005

		$8,669,005

Lodging and Casinos — 0.1%
Affinity Gaming, LLC(2) (9) (10)	167,709	$1,970,577
Tropicana Entertainment, Inc.(2) (9) (10)	40,751	636,735

		$2,607,312

Publishing — 0.2%
ION Media Networks, Inc.(2) (10)	13,247	$8,395,949
MediaNews Group, Inc.(2) (9) (10)	66,239	1,389,692

		$9,785,641

Radio and Television — 0.1%
New Young Broadcasting Holding Co., Inc.(2) (9) (10)	466	$3,355,200

		$3,355,200

Total Common Stocks (identified cost $13,135,872)		$28,355,469

Preferred Stocks — 0.0%(3)

Security	Shares	Value
Ecological Services and Equipment — 0.0%(3)
Environmental Systems Products Holdings, Inc., Series A(2) (9) (11)	284	$17,852

Total Preferred Stocks (identified cost $4,970)		$17,852

Warrants — 0.0%(3)

Security	Shares	Value
Radio and Television — 0.0%(3)
New Young Broadcasting Holding Co., Inc., Expires 12/24/24(2) (9) (10)	5	$36,000

Total Warrants (identified cost $8,593)		$36,000

Short-Term Investments — 0.8%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(12)	$48,446	$48,445,554

Total Short-Term Investments (identified cost $48,445,554)		$48,445,554

Total Investments — 122.1% (identified cost $7,669,272,299)		$7,708,078,602

Less Unfunded Loan Commitments — (0.2)%		$(13,505,556)

Net Investments — 121.9% (identified cost $7,655,766,743)		$7,694,573,046

Other Assets, Less Liabilities — (21.9)%		$(1,381,871,673)

Net Assets — 100.0%		$6,312,701,373

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

CAD	-	Canadian Dollar

DIP	-	Debtor in Possession

EUR	-	Euro

GBP	-	British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(3)	Amount is less than 0.05%.

(4)	This Senior Loan will settle after July 31, 2013, at which time the interest rate will be determined.

(5)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(6)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2013, the aggregate value of these securities is $255,859,784 or 4.1% of the Portfolio’s net assets.

(7)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2013.

(8)	When-issued security.

(9)	Non-income producing security.

(10)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(11)	Restricted security.

(12)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2013 was $54,347.

A summary of open financial instruments at July 31, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
8/30/13	British Pound Sterling 7,922,560	United States Dollar 11,974,870	Goldman Sachs International	$(74,901)
8/30/13	British Pound Sterling 39,604,783	United States Dollar 59,821,837	Goldman Sachs International	(414,824)
8/30/13	Canadian Dollar 20,298,641	United States Dollar 19,679,523	Citibank NA	(69,852)
8/30/13	Euro 13,445,000	United States Dollar 17,564,884	Citibank NA	(323,316)
8/30/13	Euro 49,971,063	United States Dollar 64,663,555	Citibank NA	(1,821,560)
8/30/13	Euro 5,795,875	United States Dollar 7,698,545	Goldman Sachs International	(12,706)
8/30/13	Euro 2,096,575	United States Dollar 2,765,148	Goldman Sachs International	(24,287)
8/30/13	Euro 1,321,700	United States Dollar 1,737,270	JPMorgan Chase Bank	(21,215)
9/30/13	British Pound Sterling 36,337,876	United States Dollar 55,675,077	Citibank NA	417,585
9/30/13	British Pound Sterling 3,967,500	United States Dollar 6,088,764	Goldman Sachs International	55,552
9/30/13	British Pound Sterling 3,940,000	United States Dollar 5,968,824	Goldman Sachs International	(22,570)
9/30/13	Euro 98,160,456	United States Dollar 127,703,808	HSBC Bank USA	(2,910,472)
10/31/13	British Pound Sterling 42,027,004	United States Dollar 64,413,318	HSBC Bank USA	516,071
10/31/13	Euro 91,391,427	United States Dollar 121,107,349	Deutsche Bank	(514,460)

				$(5,220,955)

At July 31, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Foreign Exchange Risk: Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

Interest Rate Risk: Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio enters into interest rate swap contracts.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2013 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Foreign Exchange	Forward foreign currency exchange contracts	$989,208	$(6,210,163)

		$989,208	$(6,210,163)

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$7,656,014,617

Gross unrealized appreciation	$66,938,628
Gross unrealized depreciation	(28,380,199)

Net unrealized appreciation	$38,558,429

Restricted Securities

At July 31, 2013, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Environmental Systems Products Holdings, Inc.	10/24/00	1,242	$0	$94,715
Safelite Realty Corp.	9/29/00-11/10/00	20,048	0	0

Total Common Stocks			$0	$94,715

Preferred Stocks
Environmental Systems Products Holdings, Inc., Series A	10/25/07	284	$4,970	$17,852

Total Restricted Securities			$4,970	$112,567

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$7,284,276,232	$13,144,415	$7,297,420,647
Corporate Bonds & Notes	—	286,676,719	253,854	286,930,573
Asset-Backed Securities	—	33,366,951	—	33,366,951
Common Stocks	—	10,528,193	17,827,276	28,355,469
Preferred Stocks	—	—	17,852	17,852
Warrants	—	—	36,000	36,000
Short-Term Investments	—	48,445,554	—	48,445,554
Total Investments	$—	$7,663,293,649	$31,279,397	$7,694,573,046
Forward Foreign Currency Exchange Contracts	$—	$989,208	$—	$989,208
Total	$—	$7,664,282,857	$31,279,397	$7,695,562,254

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(6,210,163)	$—	$(6,210,163)
Total	$—	$(6,210,163)	$—	$(6,210,163)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2013 is not presented.

At July 31, 2013, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Senior Debt Portfolio

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	September 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	September 23, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 23, 2013